CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Series A convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2011 Series A convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2012 Series B convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2011 Series B convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2012 Series C-1 convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2011 Series C-1 convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2012 Series C-2 convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2011 Series C-2 convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2012 Class A common shares [Member] USD ($)	Dec. 31, 2011 Class A common shares [Member] USD ($)	Dec. 31, 2012 Class B common shares [Member] USD ($)	Dec. 31, 2011 Class B common shares [Member] USD ($)
Accounts payable of the consolidated variable interest entity without recourse	27,124	14,196
Deferred revenue of the consolidated variable interest entity without recourse	158,323	40,357
Advances from users of the consolidated variable interest entity without recourse	7,271	2,453
Income taxes payable of the consolidated variable interest entity without recourse	32,885	8,374
Accrued liabilities and other current liabilities of the consolidated variable interest entity without recourse	81,223	30,327
Amounts due to related parties of the consolidated variable interest entity without recourse	2,604	870
Deferred revenue of the consolidated variable interest entity without recourse	4,525	448
Convertible redeemable preferred shares, par value			$ 0.00000	$ 0.00001	$ 0.00000	$ 0.00001	$ 0.00000	$ 0.00001	$ 0.00000	$ 0.00001
Convertible redeemable preferred shares, shares authorized			0	136,100,930	0	102,073,860	0	16,249,870	0	104,999,650
Convertible redeemable preferred shares, shares issued			0	136,100,930	0	102,073,860	0	16,249,870	0	104,999,650
Convertible redeemable preferred shares, shares outstanding			0	136,100,930	0	102,073,860	0	16,249,870	0	104,999,650
Common shares, par value											$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common shares, shares authorized											10,000,000,000		1,000,000,000	4,640,575,690
Common shares, shares issued											179,400,000		907,833,224	543,340,914
Common shares, shares outstanding											179,400,000		907,833,224	543,340,914